Supplement to the
Fidelity® Investments Money Market Funds
Institutional Class
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Government Portfolio	4:00 p.m. and 5:00 p.m.(a)
Money Market Portfolio	4:00 p.m. and 5:00 p.m.(a)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Prime Reserves Portfolio	4:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

PMM-18-01 1.880937.117	September 28, 2018

Supplement to the
Fidelity® Investments Money Market Funds
Class III
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Government Portfolio	4:00 p.m. and 5:00 p.m.(a)
Money Market Portfolio	4:00 p.m. and 5:00 p.m.(a)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Prime Reserves Portfolio	4:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

IMMIII-18-01 1.480140.132	September 28, 2018

Supplement to the
Fidelity® Investments Money Market Funds
Class II
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Government Portfolio	4:00 p.m. and 5:00 p.m.(a)
Money Market Portfolio	4:00 p.m. and 5:00 p.m.(a)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Prime Reserves Portfolio	4:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

IMMII-18-01 1.480139.133	September 28, 2018

Supplement to the
Fidelity® Investments Money Market Funds
Class I
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Government Portfolio	4:00 p.m. and 5:00 p.m.(a)
Money Market Portfolio	4:00 p.m. and 5:00 p.m.(a)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Prime Reserves Portfolio	4:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

IMMI-18-01 1.480138.136	September 28, 2018

Supplement to the
Fidelity® Investments Money Market Funds
Class IV
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

TRO-18-01 1.864395.118	September 28, 2018

Supplement to the
Fidelity® Investments Money Market Funds
Select Class
May 30, 2018
Prospectus

Effective on or about November 19, 2018, the following information replaces similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time.

Effective on or about November 19, 2018, the following information replaces similar information found in the "Fund Basics" section under the heading "Valuing Shares".

Fund	NAV Calculation Times (Eastern Time)
Government Portfolio	4:00 p.m. and 5:00 p.m.(a)
Money Market Portfolio	4:00 p.m. and 5:00 p.m.(a)
Prime Money Market Portfolio	9:00 a.m., 12:00 p.m., and 3:00 p.m.
Prime Reserves Portfolio	4:00 p.m.
Tax-Exempt Portfolio	4:00 p.m.
Treasury Only Portfolio	4:00 p.m.
Treasury Portfolio	4:00 p.m. and 5:00 p.m.(a)

(a)  When the New York Fed and principal bond markets are open.

IMMSC-18-01 1.778424.124	September 28, 2018